Annual Operating Expenses - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - Fidelity Advisor Strategic Income Fund	Mar. 01, 2024
Fidelity Advisor Strategic Income Fund - Class A
Operating Expenses:
Management fee	0.70%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.96%
Fidelity Advisor Strategic Income Fund - Class C
Operating Expenses:
Management fee	0.70%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[2]
Total annual operating expenses	1.71%
Fidelity Advisor Strategic Income Fund - Class M
Operating Expenses:
Management fee	0.69%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.95%
Fidelity Advisor Strategic Income Fund - Class I
Operating Expenses:
Management fee	0.69%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.70%
Fidelity Advisor Strategic Income Fund - Class Z
Operating Expenses:
Management fee	0.59%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.60%

[1]	BThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17%, 0.16%, 0.18%, 0.17%, and 0.06%, for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.
[2]	AAdjusted to reflect current fees.